COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

28. COMMITMENTS AND CONTINGENCIES

(a) Operating commitments

As of December 31, 2024, the Company had outstanding operating commitments totaling RMB 709, which was the short-term lease payments.

(b) Capital commitments

As of December 31, 2024, the Company had outstanding capital commitments totaling RMB 241,726, which constituted the contractual amount for building construction and design and management fees.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

28. COMMITMENTS AND CONTINGENCIES (CONTINUED)

(c) Contingencies

In the ordinary course of business, the Group is from time to time involved in legal proceedings and litigations. As of December 31, 2024, the Group was not involved in any legal or administrative proceedings that the Group believes may have a material adverse impact on the Group’s business, balance sheets or results of operations and cash flows.